Events after the reporting period (Details - Textuals) R$ / shares in Units, R$ in Thousands							12 Months Ended
	Apr. 18, 2024 BRL (R$) Installments	Apr. 12, 2024 BRL (R$) Installments	Mar. 06, 2024 shares	Feb. 06, 2024 BRL (R$) Installments R$ / shares shares	Jan. 04, 2024 BRL (R$) Installments	Jan. 03, 2024 BRL (R$) Installments	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 shares	Oct. 26, 2022 BRL (R$)	Dec. 31, 2021 shares
Events after the reporting period
Period of extension of liabilities related to past Liabilities from Acquisitions							36 months
Number of shares issued | shares							41,795,343	41,739,983		41,739,983
Zenvia Brazil | Movidesk Ltda. – Movidesk
Events after the reporting period
Estimated earn-out structure based consideration payable to certain former shareholders									R$ 327,635
Working capital
Events after the reporting period
Loans and borrowings, adjustment to interest rate basis							8.60%
Working capital | Interbank Deposit Certificate (CDI)
Events after the reporting period
Loans and borrowings, interest rate basis							100% CDI	100% CDI
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco ABC Brasil S.A.
Events after the reporting period
Aggregate principal amount		R$ 15,000
Number of monthly installments | Installments		18
Borrowings, grace period		6 months
Number of monthly installments of principal | Installments		12
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Santander Brasil S.A.
Events after the reporting period
Aggregate principal amount	R$ 25,000
Number of monthly installments | Installments	12
Borrowings, grace period	3 months
Number of monthly installments of principal | Installments	9
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Itau S.A.
Events after the reporting period
Aggregate principal amount					R$ 12,000
Number of monthly installments | Installments					36
Borrowings, grace period					6 months
Number of monthly installments of principal | Installments					30
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Bradesco S.A.
Events after the reporting period
Aggregate principal amount						R$ 30,000
Number of monthly installments | Installments						36
Borrowings, grace period						6 months
Number of monthly installments of principal | Installments						30
Current borrowings						R$ 11,073
Establishment of new rules regarding the payment of Earn out
Events after the reporting period
Period of extension of liabilities related to past Liabilities from Acquisitions				60 months
Liabilities related to past Liabilities from Acquisitions, maturity				December 2028
Establishment of new rules regarding the payment of Earn out | Zenvia Brazil | Movidesk Ltda. – Movidesk
Events after the reporting period
Estimated earn-out structure based consideration payable to certain former shareholders							R$ 206,699
Period of extension of liabilities related to past Liabilities from Acquisitions				60 months
Liabilities related to past Liabilities from Acquisitions, maturity				December 2028
Convertible debt				R$ 100,000
Establishment of new rules regarding the payment of Earn out | Zenvia Brazil | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A.
Events after the reporting period
Borrowings, grace period				6 months
Estimated earn-out structure based consideration payable to certain former shareholders				R$ 21,521
Period of extension of liabilities related to past Liabilities from Acquisitions				36 months
Liabilities related to past Liabilities from Acquisitions, maturity				December 2026
Number of fixed installments due on March 31, 2023 | Installments				30
Establishment of new rules regarding the payment of Earn out | Founder and CEO
Events after the reporting period
Contribution received from management as new equity				R$ 50,000
Potential ordinary share transactions | Restricted share units | Class A common shares | “ILP 6”
Events after the reporting period
Vesting period of share-based compensation plan			36 months
Number of shares authorised | shares			2,300,000
Potential ordinary share transactions | Founder and CEO | Class A common shares
Events after the reporting period
Number of shares issued | shares				8,860,535
Issue price per share | R$ / shares				R$ 1.14
Contribution received from management as new equity				R$ 50,000
Period from the closing date of the investment				3 years
Percentage of maximum dilution in shareholder base at the time of the liquidity or corporate event				11.00%